OPERATING LEASES	9 Months Ended
Sep. 30, 2014
OPERATING LEASES [Abstract]
OPERATING LEASES

NOTE 4 - OPERATING LEASES

The Company generates revenues by leasing its acquired real estate properties through operating leasing arrangements. A summary of revenues generated from our rental properties for the three and nine months ended September 30, 2014 and 2013, is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013
Revenues:
Rental payments	$24,765	$—	$29,193	$—
Reimbursed operating expenses	7,199	—	7,199	—
Deferred rent revenue	383	—	383	—
Total revenues from rental properties	$32,347	$—	$36,775	$—

503 Havana Street

In September 2014, the Company entered into a non-cancelable operating lease agreement with a marijuana dispensary (the "Lessee") to move into the Company's recently acquired property located at 503 Havana Street in Aurora, Colorado. The lease agreement is for a term of ten years and a monthly rent obligation of $11,250, subject to annual increases of 3% per year. Insurance and real property taxes shall be paid by the Company and, subsequently, charged to the Lessee as additional rent based on the actual expenses incurred. Pursuant to the terms of the lease agreement, the Company has agreed to contribute $150,000 to improvements to the property.

Upon the expiration of the term of ten years, the Lessee has the option to renew the lease agreement for one additional ten-year term, on the same terms as provided in the lease agreement. During the third year of the lease agreement, the Lessee may exercise an option to purchase the Property.

Future minimum rental revenues, excluding the reimbursement of specified operating expenses, for non-cancelable lease agreements are as follows as of September 30, 2014:

2014	$33,750
2015	136,013
2016	140,093
2017	144,296
2018	148,625
Thereafter	944,847
Total minimal rental revenues	$1,547,624

5353 Joliet Street

In September 2014, the Company entered into a lease agreement for its property and warehouse building located at 5353 Joliet Street in Denver, Colorado. The lease agreement is for a term of seven years and a monthly rent obligation of $25,835, subject to annual increases of 2% per year. Insurance and real property taxes shall be paid by the Company and, subsequently, charged to the lessee as additional rent based on the actual expenses incurred.

The lease is contingent upon the lessee, obtaining city and state licenses and permits for its intended operations at the premises, within the dates provided in the lease agreement. Should the lessee fail to procure and provide said licenses to the Company, the lessee shall forfeit its security deposit of $77,500 and either party may terminate the lease agreement in accordance with the terms of the lease.

Upon the expiration of the term of seven years, the lessee has the option to renew the lease for two separate five-year terms, subject to rent reviews and adjustments, as set out in the lease agreement.